LOSS PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Concord Medical Services Holdings Limited	$ (44,105)	¥ (307,049)	¥ (234,875)	¥ (284,320)
Accretion of contingently redeemable noncontrolling interests	(35,261)	(245,477)	(124,355)	0
Numerator for EPS computation	$ (79,366)	¥ (552,526)	¥ (359,230)	(284,320)
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted | ¥				¥ (284,320)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	130,238,498	130,238,498	130,104,787	130,091,977
Loss per share - basic and diluted | (per share)	$ (0.61)	¥ (4.24)	¥ (2.76)	¥ (2.19)
Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	$ (51,463)	¥ (358,274)	¥ (328,403)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	84,450,550	84,450,550	118,940,054
Loss per share - basic and diluted | (per share)	$ (0.61)	¥ (4.24)	¥ (2.76)
Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	$ (27,903)	¥ (194,252)	¥ (30,827)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	45,787,948	45,787,948	11,164,733
Loss per share - basic and diluted | (per share)	$ (0.61)	¥ (4.24)	¥ (2.76)